LONG-TERM DEBT - Scheduled Maturities of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Year ending December 31, 2016	$ 106,505
Year ending December 31, 2017	207,006
Year ending December 31, 2018	1,114,194
Year ending December 31, 2019	366,621
Year ending December 31, 2020	870,116
Over 2020	1,298,263
Total long-term debt	$ 3,962,705	$ 3,902,781